COLONIAL VALUE FUND
                  Supplement to the October 30, 1998 Prospectus
                  (Replacing Supplement dated November 2, 1998)

The Fund's Prospectus is amended as follows:

(1) During the period November 2, 1998 through January 31, 1999 (Sales Period), unless extended by Liberty Funds Distributor, Inc. (Distributor), the Distributor will pay to dealers additional commissions on sales of Class A and Class B shares of the Fund for investment in accounts in any Colonial self-directed or prototype IRA, SEP IRA, SARSEP, Roth IRA and SIMPLE IRA. The Distributor will pay to dealers 100% of the applicable Class A sales charge and an additional commission equal to 0.50% of the net asset value of Class B shares sold during the Sales Period for investment in the retirement accounts referenced above.

(2) The first sentence of the paragraph under the sub-caption Annual Operating Expenses is revised in its entirety as follows:

       The Advisor has agreed, until further notice, to waive fees and bear certain Fund expenses to the extent that total operating expenses (exclusive of 12b-1 fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 0.75% annually of the Fund's average net assets.

(3)  The   caption   MANAGEMENT    DISCUSSION   OF   FUND
     PERFORMANCE  is revised in its  entirety as follows:

       Colonial Value Fund  Investment  Performance vs. the S&P 500
            Change in  Value  of  $10,000  from  3/31/96  to 6/30/98

[MOUNTAIN CHART - COMPARING THE INITIAL ACCOUNT VALUE AND SUBSEQUENT ACCOUNT
                  VALUES AT THE END OF EACH FISCAL YEAR END ASSUMING A $10,000 INVESTMENT.]


                                   Class A        Class A         Class B        Class B         Class C        Class C
                 S&P 500             NAV            POP             NAV           W/CDSC           NAV           W/CDSC
3/31/96          $10,000           $10,000        $10,000         $10,000        $10,000         $10,000        $10,000
4/30/96          10147              10050           9472           10050          10050           10050          10050
5/31/96          10409              10171           9586           10161          10161           10161          10161
6/30/96          10448              10342           9747           10322          10322           10322          10322
7/31/96          9987               9865            9302           9849            9849           9849            9849
8/31/96          10198              10161           9577           10131          10131           10131          10131
9/30/96          10771              10533           9928           10493          10493           10493          10493
10/31/96         11068              10825          10203           10775          10775           10775          10775
11/30/96         11904              11419          10762           11358          11358           11358          11358
12/31/96         11668              11226          10581           11168          11168           11168          11168
1/31/97          12397              11645          10975           11574          11574           11574          11574
2/28/97          12494              11767          11091           11686          11686           11686          11686
3/31/97          11982              11400          10744           11320          11320           11320          11320
4/30/97          12697              11686          11014           11584          11584           11584          11584
5/31/97          13473              12339          11629           12234          12234           12234          12234
6/30/97          14072              12951          12206           12823          12823           12823          12823
7/31/97          15191              13768          12976           13635          13635           13635          13635
8/31/97          14341              13431          12658           13290          13290           13290          13290
9/30/97          15126              14217          13399           14051          14051           14051          14051
10/31/97         14621              13553          12774           13391          13391           13391          13391
11/30/97         15297              14023          13216           13848          13848           13848          13848
12/31/97         15560              14554          13717           14361          14361           14361          14361
1/31/98          15732              14485          13652           14281          14281           14281          14281
2/28/98          16866              15735          14830           15505          15505           15505          15505
3/31/98          17729              16441          15496           16192          16192           16192          16192
4/30/98          17910              16221          15289           15974          15974           15974          15974
5/31/98          17603              16140          15212           15883          15883           15883          15883
6/30/98          $18,317           $16,187        $15,257         $15,917        $15,617         $15,917        $15,917


--------------------------[END OF MOUNTAIN CHART]-------------------------------

                    Based on NAV and POP for Class A Shares



                     Value of a $10,000 investment made on 3/31/96
  Class A Shares              Class B Shares                 Class C Shares

  NAV       POP               NAV      W/CDSC               NAV         W/CDSC

 $16,187  $15,257          $15,917     $15,617            $15,917      $15,917

                          Average Annual Total Returns as of 6/30/98
               Class A Shares      Class B Shares            Class C Shares
Inception       (3/31/96)             (3/31/96)                 (3/31/96)

                NAV      POP        NAV     W/CDSC        NAV     W/CDSC

1 Year         24.99%   17.80%     24.13%   19.13%       24.13%   23.13%

Life of Fund   23.88%   20.66%     22.95%   21.92%       22.95%   22.95%

Net asset value (NAV) returns do not include sales charges or contingent deferred sales charges (CDSC). Public offering price (POP) returns include the maximum sales charge of 5.75% for Class A shares. The CDSC returns reflect the maximum charges of 5% for one year, 3% for life for Class B shares, and 1% for one year for Class C shares.

Management Discussion
The following is a discussion of the Fund's performance for the 12-month period ended June 30, 1998. During this period, John Lennon, Michael Rega,
Vice Presidents, and Richard Petrino, Assistant Vice President of Colonial Management Associates, Inc. served as the Fund's portfolio managers.

Despite the slowdown in Asia and its negative impact on worldwide markets in late 1997 and the first half of 1998, U.S. stock prices, as measured by the S&P 500 Index, posted an impressive 30.17% return over the 12-month period.

For the 12-month period, the Fund generated a return of 24.99% for Class A shares, based on net asset value. This compares favorably with the performance of the Lipper Equity Income category, which averaged 20.98% during the period.*

The Fund's strong performance can be attributed mainly to two factors - asset allocation and good stock selection. The Fund remained committed to investing in equity securities for the period with no exposure to bonds.

We continue to believe that over the long-term a portfolio that focuses on income producing equity securities will continue to provide an attractive vehicle for investors interested in seeking current income and long-term growth.

Please note that the Fund has the ability to invest up to 35% in bonds.

Past performance cannot guarantee future results. Returns and value of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Performance results reflect any voluntary waivers or reimbursement of Fund expenses by the Advisor. Absent these waivers or reimbursement arrangements, performance results would have been lower.

The Standard & Poor's 500 Index is an unmanaged index that tracks the performance of widely held, large-capitalization U.S. stocks. Unlike mutual funds, indexes are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

* Lipper Analytical Services, Inc., a widely respected data provider in the industry, calculates an average total return for mutual funds with similar investment objectives as the Fund.

CV-36/483G-0199                                                January 15, 1999